Cover	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amended Current Report on Form 8-K/A is being filed to reflect the amended and restated terms of engagement of Issamar Ginzberg.
Document Period End Date	Nov. 30, 2022
Entity File Number	001-34808
Entity Registrant Name	Fuss Brands Corp.
Entity Central Index Key	0000926844
Entity Tax Identification Number	87-1343424
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	80 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(917)
Local Phone Number	720-3366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false